Schedule of related party income (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Related-party income		$ 110	$ 46
P e s a1 member
Reserve Quantities [Line Items]
Related-party income		5
S a c d e member
Reserve Quantities [Line Items]
Related-party income		60	41
F i d u s s g r member
Reserve Quantities [Line Items]
Related-party income		$ 45	$ 5